Submission	Feb. 14, 2025
Submission [Line Items]
Central Index Key	0000097476
Registrant Name	Texas Instruments Incorporated
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES